EARNINGS PER SHARE - Basic and Diluted (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income attributable to Longevity Market Assets		$ 6,750,145	$ 4,679,558	$ 14,835,648	$ 11,515,698
Weighted-average shares used in computing net income per share, basic (in shares)	[1]	50,507,728	50,369,350	50,438,921	50,369,350
Weighted-average shares used in computing net income per share, diluted (in shares)	[1]	50,507,728	50,369,350	50,438,921	50,369,350
Basic net income per share (in dollars per share)		$ 0.13	$ 0.09	$ 0.29	$ 0.23
Diluted net income per share (in dollars per share)		$ 0.13	$ 0.09	$ 0.29	$ 0.23

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of the Abacus Life Inc. as a result of Business Combination.